UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08464

 NAME OF REGISTRANT:                     High Income Opportunities
                                         Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

High Income Opportunities Portfolio
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 ARDAGH METAL PACKAGING S.A.                                                                 Agenda Number:  935679994
--------------------------------------------------------------------------------------------------------------------------
        Security:  L02235106
    Meeting Type:  Special
    Meeting Date:  08-Jul-2022
          Ticker:  AMBP
            ISIN:  LU2369833749
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Restructuring of the share capital of the                 Mgmt          Against                        Against
       Company to rename the shares in issue as
       Ordinary Shares; creation of a new class of
       redeemable preferred shares (the "Preferred
       Shares"), with the rights set out in the
       Articles of Association (as amended by the
       present and the following resolutions); and
       amendment of articles 1.1, 6, 7.3, 8, 13.1,
       15, 53.2 of the Articles of Association in
       this respect as per the proposed amendments
       to the Articles of Association subject to
       approval of the following ...(due to space
       limits, see proxy material for full
       proposal).

2.     Renewal and extension of the authorization                Mgmt          Against                        Against
       granted to the Board of Directors to
       increase the issued share capital up to the
       authorized share capital with authority to
       limit or cancel the shareholders'
       preferential subscription right, during a
       period of five years ending on the fifth
       anniversary of the Extraordinary General
       Meeting and amendment of article 7.3 of the
       Articles of Association accordingly.

3.     Renewal and extension of the authorization                Mgmt          Against                        Against
       granted to the Board of Directors to
       purchase, acquire or receive the Company's
       own shares for cancellation or hold them as
       treasury shares during a period of five
       years ending on the fifth anniversary of
       the Extraordinary General Meeting and
       amendment of article 8 of the Articles of
       Association accordingly.




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 CAESARS ENTERTAINMENT, INC.                                                                 Agenda Number:  935854225
--------------------------------------------------------------------------------------------------------------------------
        Security:  12769G100
    Meeting Type:  Annual
    Meeting Date:  13-Jun-2023
          Ticker:  CZR
            ISIN:  US12769G1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Gary L. Carano                                            Mgmt          For                            For
       Bonnie S. Biumi                                           Mgmt          For                            For
       Jan Jones Blackhurst                                      Mgmt          For                            For
       Frank J. Fahrenkopf                                       Mgmt          Withheld                       Against
       Don R. Kornstein                                          Mgmt          Withheld                       Against
       Courtney R. Mather                                        Mgmt          For                            For
       Michael E. Pegram                                         Mgmt          For                            For
       Thomas R. Reeg                                            Mgmt          For                            For
       David P. Tomick                                           Mgmt          Withheld                       Against

2.     COMPANY PROPOSAL: ADVISORY VOTE TO APPROVE                Mgmt          Against                        Against
       NAMED EXECUTIVE OFFICER COMPENSATION.

3.     COMPANY PROPOSAL: RATIFY THE SELECTION OF                 Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS THE INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       COMPANY FOR THE YEAR ENDING DECEMBER 31,
       2023.

4.     COMPANY PROPOSAL: APPROVE AND ADOPT AN                    Mgmt          For                            For
       AMENDMENT TO THE COMPANY'S CERTIFICATE OF
       INCORPORATION TO LIMIT THE LIABILITY OF
       CERTAIN OFFICERS AND THE AMENDMENT AND
       RESTATEMENT OF THE COMPANY'S CERTIFICATE OF
       INCORPORATION TO REFLECT SUCH AMENDMENT.

5.     SHAREHOLDER PROPOSAL: A SHAREHOLDER                       Shr           For                            Against
       PROPOSAL REGARDING COMPANY POLITICAL
       DISCLOSURES.

6.     SHAREHOLDER PROPOSAL: A SHAREHOLDER                       Shr           For                            Against
       PROPOSAL REGARDING BOARD MATRIX.




--------------------------------------------------------------------------------------------------------------------------
 GFL ENVIRONMENTAL INC.                                                                      Agenda Number:  935830314
--------------------------------------------------------------------------------------------------------------------------
        Security:  36168Q104
    Meeting Type:  Annual and Special
    Meeting Date:  17-May-2023
          Ticker:  GFL
            ISIN:  CA36168Q1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Patrick Dovigi                                            Mgmt          For                            For
       Dino Chiesa                                               Mgmt          For                            For
       Violet Konkle                                             Mgmt          For                            For
       Arun Nayar                                                Mgmt          For                            For
       Paolo Notarnicola                                         Mgmt          Withheld                       Against
       Ven Poole                                                 Mgmt          For                            For
       Blake Sumler                                              Mgmt          For                            For
       Raymond Svider                                            Mgmt          For                            For
       Jessica McDonald                                          Mgmt          For                            For
       Sandra Levy                                               Mgmt          For                            For

2      Appointment of KPMG LLP as Auditor of the                 Mgmt          For                            For
       Company until the next Annual General
       Meeting and authorizing the Directors to
       fix their remuneration.

3      Approval of resolution on the renewal of                  Mgmt          Against                        Against
       GFL Environmental Inc.'s Omnibus Long-Term
       Incentive Plan and the approval of
       unallocated options, rights or other
       entitlements thereunder.

4      Approval of resolution on the renewal of                  Mgmt          For                            For
       GFL Environmental Inc.'s DSU Plan, the
       approval of unallocated deferred share
       units thereunder, and the ratification of
       the deferred share units awarded thereunder
       since its expiry on March 5, 2023.

5      Approval of advisory non-binding resolution               Mgmt          Against                        Against
       on the Company's approach to executive
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 NEXTERA ENERGY PARTNERS, LP                                                                 Agenda Number:  935772764
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341B106
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2023
          Ticker:  NEP
            ISIN:  US65341B1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Susan D. Austin                     Mgmt          For                            For

1b.    Election of Director: Robert J. Byrne                     Mgmt          For                            For

1c.    Election of Director: John W. Ketchum                     Mgmt          Against                        Against

1d.    Election of Director: Peter H. Kind                       Mgmt          For                            For

2.     Ratification of appointment of Deloitte &                 Mgmt          For                            For
       Touche LLP as NextEra Energy Partners'
       independent registered public accounting
       firm for 2023

3.     Approval, by non-binding advisory vote, of                Mgmt          Against                        Against
       the compensation of NextEra Energy
       Partners' named executive officers as
       disclosed in the proxy statement

4.     Non-binding advisory vote on the frequency                Mgmt          1 Year                         For
       of future unitholder non-binding advisory
       votes on the compensation of NextEra Energy
       Partners' named executive officers



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         High Income Opportunities Portfolio
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/24/2023